Schedule of Current and Deferred Portions of Income Tax Expense (Details) - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Income Tax Disclosure [Abstract]
Current
Deferred		(3,988)
Income tax expense		$ (3,988)